Share-Based Compensation (Details)			9 Months Ended			12 Months Ended
	Mar. 28, 2024 shares	Sep. 09, 2020 ¥ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 ¥ / shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2020 USD ($)
Share-Based Compensation [Line Items]
Fair value of shares grant date per share | (per share)			$ 3.94	¥ 25.71
Share based compensation expense			$ 1,117,000		$ 1,121,000
Employees granted restricted shares vesting period			5 years
Employees subscription payment									$ 1,553,000
Earnout Shares [Member]
Share-Based Compensation [Line Items]
Fair value of shares grant date per share | $ / shares			$ 6.11
Share based compensation expense
Share Based Compensation [Member]
Share-Based Compensation [Line Items]
Share based compensation expense
Employees granted restricted shares vesting rate			20.00%
Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Ordinary shares (in Shares) | shares						1,600,000	1,600,000	1,600,000
Revenue equals or exceeds amount						$ 459,000	$ 352,000	$ 258,000
2024 Equity Incentive Plan [Member]
Share-Based Compensation [Line Items]
Fair value of shares grant date per share | $ / shares			$ 7.05
Share based compensation expense					$ 62,040,000
Aggregate number of shares (in Shares) | shares	8,800,000		8,800,000
Share Incentive Plan 2020 [Member]
Share-Based Compensation [Line Items]
Number of shares granted of restricted ordinary shares (in Shares) | shares		2,500,000
Employees contribution price per share (in Yuan Renminbi per share) | ¥ / shares		¥ 4.2